Statements Of Changes In Shareholders' Equity (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity [Line Items]
Cash dividends, per share	$ 0.60	$ 0.28	$ 0.20
Parent Company
Stockholders Equity [Line Items]
Cash dividends, per share	$ 0.60	$ 0.28	$ 0.20